Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Schedule of non-cancelable purchase commitments and commitments under other agreements

	Years ended December 31,
(Millions of dollars)	2016	2017	2018	2019	2020	Thereafter
Hog procurement contracts	$139	$101	$33	$12	$—	$—
Grain and feed ingredients	78	—	—	—	—	—
Grain purchase contracts for resale	358	—	—	—	—	—
Fuel supply contract	5	—	—	—	—	—
Equipment purchases and facility improvements	25	—	—	—	—	—
Construction of new dry bulk vessels	29	—	—	—	—	—
Other purchase commitments	35	8	8	9	13	—
Total firm purchase commitments	669	109	41	21	13	—
Vessel, time and voyage-charters	51	23	22	22	22	46
Contract grower finishing agreements	11	9	7	2	—	—
Other operating lease payments	28	28	26	25	24	190
Investment in pork processing facility joint venture	97	46	22	16	—	—
Total unrecognized firm commitments	$856	$215	$118	$86	$59	$236